IFRS 7 Disclosure - Market Risk - Summary Total Trading Value at Risk (VaR) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Market Risk [Line Items]
Market risk SVaR	$ 55.8	$ 45.2
Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	1.8	5.5
Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	10.8	16.4
Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.5	4.2
Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	15.2	40.7
Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	3.0	3.9
Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(12.8)	(25.5)
Market risk [member]
Market Risk [Line Items]
Market risk VaR	18.5	45.2
Average [Member]
Market Risk [Line Items]
Market risk SVaR	45.7	50.8
Average [Member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	2.7	2.5
Average [Member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	14.9	16.0
Average [Member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	2.2	3.4
Average [Member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	27.1	23.1
Average [Member] | Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	3.3	3.8
Average [Member] | Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(19.7)	(20.3)
Average [Member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	30.5	28.5
Top of range [member]
Market Risk [Line Items]
Market risk SVaR	65.4	87.1
Top of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	6.2	5.8
Top of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	24.9	37.2
Top of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	6.4	6.8
Top of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	52.5	42.0
Top of range [member] | Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	5.4	7.6
Top of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	53.5	53.4
Bottom of range [member]
Market Risk [Line Items]
Market risk SVaR	36.3	29.2
Bottom of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	1.1	0.6
Bottom of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	10.0	4.2
Bottom of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.5	0.8
Bottom of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	9.8	5.4
Bottom of range [member] | Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	1.9	1.6
Bottom of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	$ 15.3	$ 8.1